Segment Information - Financial Information By Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Identifiable assets	$ 11,882,731	[1]				$ 4,586,313	[1]				$ 11,882,731	[1]	$ 4,586,313	[1]	$ 3,973,533
Depreciation											87,835		66,235		57,995
Net sales to external customers	1,750,932		865,512	941,525	858,177	865,692		890,546	910,175	790,273	4,416,146		3,456,686		3,030,773
Operating income (loss)	(304,106)		55,199	119,314	86,474	(186,175)		92,195	108,714	85,469	(43,119)		100,203		312,983
Amortization											75,957		41,897		26,184
Capital expenditures											94,532		73,348		59,523
Water & Fluid Solutions
Segment Reporting Information [Line Items]
Identifiable assets	4,782,616	[1]				3,792,188	[1]				4,782,616	[1]	3,792,188	[1]	3,409,556
Depreciation											45,736		42,419		37,449
Net sales to external customers											2,638,403		2,369,804		2,041,281
Operating income (loss)											168,043		58,311		231,588
Amortization											38,159		39,451		22,981
Capital expenditures											49,890		49,241		39,631
Valves & Controls
Segment Reporting Information [Line Items]
Identifiable assets	4,369,643	[1]									4,369,643	[1]
Depreciation											15,119
Net sales to external customers											546,707
Operating income (loss)											(76,843)
Amortization											21,696
Capital expenditures											21,992
Technical Solutions
Segment Reporting Information [Line Items]
Identifiable assets	2,154,187	[1]				651,693	[1]				2,154,187	[1]	651,693	[1]	728,969
Depreciation											18,950		17,826		17,544
Net sales to external customers											1,231,036		1,086,882		989,492
Operating income (loss)											165,017		185,240		151,533
Amortization											16,102		2,446		2,610
Capital expenditures											13,565		15,806		8,336
All Other Segments
Segment Reporting Information [Line Items]
Identifiable assets	576,285	[1]				142,432	[1]				576,285	[1]	142,432	[1]	(164,992)
Depreciation											8,030		5,990		3,002
Operating income (loss)											(299,336)		(143,348)		(70,138)
Amortization															593
Capital expenditures											$ 9,085		$ 8,301		$ 11,556

[1]	All cash and cash equivalents are included in “Other.”